Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 26, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following Pay versus Performance table sets forth information regarding PayPal’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
Amounts included as “compensation actually paid” do not represent the value of cash compensation and equity awards actually received by the NEOs, but rather are amounts calculated under SEC rules that include, among other things, the year-over-year changes in the “fair value” of unvested equity-based awards. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the CD&A.

Year 1	Summary Compensation Table Total for PEO (Chriss) ($) 2	Summary Compensation Table Total for PEO (Schulman) ($) 2	Compensation Actually Paid to PEO (Chriss) ($) 3	Compensation Actually Paid to PEO (Schulman) ($) 3	Average Summary Compensation Table Total for Non-PEO NEOs ($) 2	Average Compensation Actually Paid to Non-PEO NEOs ($) 3	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Millions)	Transaction Margin Dollars ($ Millions) 6
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5

2025	25,243,486	—	(7,470,322)	—	13,232,443	(2,424,860)	25	122	5,233	15,466

2024	6,658,527	—	35,181,425	—	19,520,806	30,276,847	36	123	4,147	14,658

2023	41,916,754	22,138,954	46,350,840	18,991,635	10,976,852	9,423,987	26	98	4,246	13,704

2022	—	21,957,922	—	(87,002,457)	10,367,818	(13,358,744)	30	71	2,419	13,773

2021	—	32,070,353	—	13,504,312	14,799,891	10,020,976	81	108	4,169	13,996

1
Mr. Chriss served as the Principal Executive Officer (“PEO”) from and after September 27, 2023 and for the entirety of 2024 and 2025. Mr. Schulman served as the Principal Executive Officer (“PEO”) in 2023 from January 1 through September 26 and for the entirety of 2021 and 2022. PayPal’s non-PEO
NEOs for the applicable years were as follows:

•	2025: Mses. Jamie Miller, Michelle Gill, and Suzan Kereere and Messrs. Frank Keller and Diego Scotti

•	2024: Mses. Jamie Miller and Suzan Kereere and Messrs. Diego Scotti and Aaron Webster

•	2023: Messrs. Aaron Karczmer, John Kim, and Blake Jorgensen, and Mses. Jamie Miller, Peggy Alford, Michelle Gill, and Gabrielle Rabinovitch

•	2022: Messrs. Blake Jorgensen, John D. Rainey, Mark Britto, Jonathan Auerbach, and Aaron Karczmer, and Mses. Gabrielle Rabinovitch and Peggy Alford

•	2021: Messrs. John D. Rainey, Mark Britto, and Jonathan Auerbach, and Ms. Louise Pentland

2
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Chriss or Mr. Schulman, as applicable and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for PayPal’s non-PEO
NEOs reported for that applicable year, respectively.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Chriss and for the average of the non-PEO
NEOs for 2025 is set forth following the footnotes to this table.

4
Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2020 and that dividends were reinvested during the measurement period. Historical stock price performance is not necessarily indicative of future stock price performance.

5	The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.

6
As noted in the CD&A, the Compensation Committee determined that transaction margin dollars was a key financial metric for PayPal’s performance and success and driver of stockholder value creation for 2025. By using transaction margin dollars, together with the other performance goals used in our incentive programs, the Compensation Committee believes that the program reflected an appropriate balance with respect to incentivizing profitable growth and stockholder value creation. Transaction margin dollars is not a financial measure prepared in accordance with GAAP. For information on how we compute non-GAAP
financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures” to this proxy statement. PayPal has designated transaction margin dollars as the Company-Selected Measure for 2025.

Reconciliation of 2025 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Plus Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation ($) 8	Compensation Actually Paid ($)

Mr. Chriss	25,243,486	(23,365,294)	13,011,450	(19,774,933)	—	(2,585,031)	—	—	(7,470,322)

Non-PEO NEOs (Average)	13,232,443	(11,432,348)	6,366,341	(9,732,524)	—	(858,772)	—	—	(2,424,860)

1	For Mr. Chriss, amount shown represents total compensation as reported in the Summary Compensation Table for 2025. With respect to the non-PEO NEOs, amount shown represents averages for 2025.

2	Represents the grant date fair value of the stock awards granted during 2025, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2025 fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2025 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2025.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

8
Represents the dollar value of dividends or other earnings paid on stock awards in fiscal year 2025 prior to the vesting date that are not otherwise included in the total compensation for fiscal year 2025.

Company Selected Measure Name			Transaction margin dollars
Named Executive Officers, Footnote
1
Mr. Chriss served as the Principal Executive Officer (“PEO”) from and after September 27, 2023 and for the entirety of 2024 and 2025. Mr. Schulman served as the Principal Executive Officer (“PEO”) in 2023 from January 1 through September 26 and for the entirety of 2021 and 2022. PayPal’s non-PEO
NEOs for the applicable years were as follows:

•	2025: Mses. Jamie Miller, Michelle Gill, and Suzan Kereere and Messrs. Frank Keller and Diego Scotti

•	2024: Mses. Jamie Miller and Suzan Kereere and Messrs. Diego Scotti and Aaron Webster

•	2023: Messrs. Aaron Karczmer, John Kim, and Blake Jorgensen, and Mses. Jamie Miller, Peggy Alford, Michelle Gill, and Gabrielle Rabinovitch

•	2022: Messrs. Blake Jorgensen, John D. Rainey, Mark Britto, Jonathan Auerbach, and Aaron Karczmer, and Mses. Gabrielle Rabinovitch and Peggy Alford

•	2021: Messrs. John D. Rainey, Mark Britto, and Jonathan Auerbach, and Ms. Louise Pentland

Peer Group Issuers, Footnote			The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.
Adjustment To PEO Compensation, Footnote
Reconciliation of 2025 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Plus Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation ($) 8	Compensation Actually Paid ($)

Mr. Chriss	25,243,486	(23,365,294)	13,011,450	(19,774,933)	—	(2,585,031)	—	—	(7,470,322)

Non-PEO NEOs (Average)	13,232,443	(11,432,348)	6,366,341	(9,732,524)	—	(858,772)	—	—	(2,424,860)

1	For Mr. Chriss, amount shown represents total compensation as reported in the Summary Compensation Table for 2025. With respect to the non-PEO NEOs, amount shown represents averages for 2025.

2	Represents the grant date fair value of the stock awards granted during 2025, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2025 fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2025 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2025.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

8
Represents the dollar value of dividends or other earnings paid on stock awards in fiscal year 2025 prior to the vesting date that are not otherwise included in the total compensation for fiscal year 2025.

Non-PEO NEO Average Total Compensation Amount			$ 13,232,443	$ 19,520,806	$ 10,976,852	$ 10,367,818	$ 14,799,891
Non-PEO NEO Average Compensation Actually Paid Amount			$ (2,424,860)	30,276,847	9,423,987	(13,358,744)	10,020,976
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of 2025 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Plus Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation ($) 8	Compensation Actually Paid ($)

Mr. Chriss	25,243,486	(23,365,294)	13,011,450	(19,774,933)	—	(2,585,031)	—	—	(7,470,322)

Non-PEO NEOs (Average)	13,232,443	(11,432,348)	6,366,341	(9,732,524)	—	(858,772)	—	—	(2,424,860)

1	For Mr. Chriss, amount shown represents total compensation as reported in the Summary Compensation Table for 2025. With respect to the non-PEO NEOs, amount shown represents averages for 2025.

2	Represents the grant date fair value of the stock awards granted during 2025, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2025 fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2025 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2025.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2025, computed in accordance with the methodology used for financial reporting purposes.

8
Represents the dollar value of dividends or other earnings paid on stock awards in fiscal year 2025 prior to the vesting date that are not otherwise included in the total compensation for fiscal year 2025.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay for performance” as the compensation actually paid fluctuated year over year, primarily due to our stock performance and our varying levels of achievement against pre-established
performance goals under the AIP and PBRSU awards. The CD&A describes the Compensation Committee’s emphasis on “pay for performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives, as well as stockholder value creation. Because our executive compensation program incentivizes and rewards executives primarily through long-term incentives in the form of PBRSU and RSU equity awards, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of the awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay for performance” as the compensation actually paid fluctuated year over year, primarily due to our stock performance and our varying levels of achievement against pre-established
performance goals under the AIP and PBRSU awards. The CD&A describes the Compensation Committee’s emphasis on “pay for performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives, as well as stockholder value creation. Because our executive compensation program incentivizes and rewards executives primarily through long-term incentives in the form of PBRSU and RSU equity awards, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of the awards.

Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures which, in our assessment, represent the most important financial performance measures used by PayPal to link compensation actually paid to the NEOs for 2025:

•	Transaction margin dollars

•	Non-GAAP operating income

•	rTSR, measured compared to the S&P 500

Transaction margin dollars and
non-GAAP
operating income are not financial measures prepared in accordance with GAAP. For information on how we compute non-GAAP
financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures” to this proxy statement.
See the CD&A for a further description of the metrics used in PayPal’s executive compensation program.

Total Shareholder Return Amount			$ 25	36	26	30	81
Peer Group Total Shareholder Return Amount			122	123	98	71	108
Net Income (Loss)			$ 5,233,000,000	$ 4,147,000,000	$ 4,246,000,000	$ 2,419,000,000	$ 4,169,000,000
Company Selected Measure Amount			15,466,000,000	14,658,000,000	13,704,000,000	13,773,000,000	13,996,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Transaction margin dollars
Non-GAAP Measure Description	Transaction margin dollars and
non-GAAP
operating income are not financial measures prepared in accordance with GAAP. For information on how we compute non-GAAP
financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of
Non-GAAP
			Financial Measures” to this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP operating income
Non-GAAP Measure Description	Transaction margin dollars and
non-GAAP
operating income are not financial measures prepared in accordance with GAAP. For information on how we compute non-GAAP
financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of
Non-GAAP
			Financial Measures” to this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name			rTSR, measured compared to the S&P 500
Mr. Chriss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 25,243,486	$ 6,658,527	$ 41,916,754	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ (7,470,322)	$ 35,181,425	46,350,840	0	0
PEO Name	Mr. Chriss		Mr. Chriss	Mr. Chriss
Mr. Schulman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	22,138,954	21,957,922	32,070,353
PEO Actually Paid Compensation Amount			0	$ 0	$ 18,991,635	$ (87,002,457)	$ 13,504,312
PEO Name		Mr. Schulman				Mr. Schulman	Mr. Schulman
PEO | Mr. Chriss [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(23,365,294)
PEO | Mr. Chriss [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,011,450
PEO | Mr. Chriss [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,774,933)
PEO | Mr. Chriss [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,585,031)
PEO | Mr. Chriss [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,432,348)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,366,341
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,732,524)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(858,772)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0